EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEES
Schedule of number of employees

	2024	2023	2022
	Number	Number	Number
Directors and employees	25	30	82

Schedule of aggregate remuneration

	2024	2023	2022
	$’000	$’000	$’000
Wages and salaries	4,267	6,017	11,051
Social security costs	141	250	799
Pension costs	109	163	37
Share based payments	3,759	3,892	6,096
	8,276	10,322	17,983